Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-Based Compensation
Note 17 Stock-Based Compensation
U.S. Cellular has established the following stock‑based compensation plans: Long-Term Incentive Plans and a Non-Employee Director compensation plan.
Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2019, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.
Under the Non-Employee Director compensation plan, U.S. Cellular may grant Common Shares to members of the Board of Directors who are not employees of U.S. Cellular or TDS.
At December 31, 2019, U.S. Cellular had reserved 12,867,000 Common Shares for equity awards granted and to be granted under the Long-Term Incentive Plans and 123,000 Common Shares for issuance under the Non-Employee Director compensation plan.
U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.
Long-Term Incentive Plans – Stock Options
Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2019, expire between 2020 and 2026. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
U.S. Cellular did not grant stock option awards in 2019, 2018 or 2017.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2019 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2018	806,000	$43.10
(420,000 exercisable)		$42.39
Exercised	(339,000)	$44.27
Expired	(7,000)	$45.87
Outstanding at December 31, 2019	460,000	$42.20	$—	4.9
(460,000 exercisable)		$42.20	$—	4.9

The aggregate intrinsic value of U.S. Cellular stock options exercised in 2019, 2018 and 2017 was $3 million, $19 million and $1 million, respectively. The aggregate intrinsic value at December 31, 2019, presented in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular’s closing stock price and the exercise price multiplied by the number of in-the-money options) that would have been received by option holders had all options been exercised on December 31, 2019.
Long-Term Incentive Plans – Restricted Stock Units
Restricted stock unit awards granted to key employees generally vest after three years. The restricted stock unit awards currently outstanding were granted in 2017, 2018 and 2019 and will vest in 2020, 2021 and 2022, respectively.
U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
A summary of U.S. Cellular nonvested restricted stock units at December 31, 2019, and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	1,569,000	$39.74
Granted	478,000	$46.81
Vested	(525,000)	$42.99
Forfeited	(61,000)	$39.38
Nonvested at December 31, 2019	1,461,000	$40.90

The total fair value of restricted stock units that vested during 2019, 2018 and 2017 was $25 million, $16 million and $11 million, respectively. The weighted average grant date fair value per share of the restricted stock units granted in 2019, 2018 and 2017 was $46.81, $38.19 and $38.04, respectively.
Long-Term Incentive Plans – Performance Share Units
Beginning in 2017, U.S. Cellular granted performance share units to key employees. The performance share units vest after three years. Each recipient may be entitled to shares of U.S. Cellular common stock equal to 50% to 200% of a communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is a one-year period beginning on January 1 in the year of grant to December 31 in the year of grant. The remaining time through the end of the vesting period is considered the “time-based period”. Performance-based operating targets include Simple Free Cash Flow, Consolidated Total Operating Revenues and Postpaid Handset Voluntary Defections. Subject to vesting during the time-based period, the performance share unit award agreement provides that in no event shall the award be less than 50% of the target opportunity as of the grant date. The performance share units currently outstanding were granted in 2017, 2018 and 2019 and will vest in 2020, 2021 and 2022, respectively.
U.S. Cellular estimates the fair value of performance share units using U.S. Cellular’s closing stock price on the date of grant. An estimate of the number of performance share units expected to vest based upon achieving the performance-based operating targets is made and the aggregate fair value is expensed on a straight-line basis over the requisite service period. Each reporting period, during the performance period, the estimate of the number of performance share units expected to vest is reviewed and stock compensation expense is adjusted as appropriate to reflect the revised estimate of the aggregate fair value of the performance share units expected to vest.
A summary of U.S. Cellular’s nonvested performance share units and changes during 2019 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	768,000	$37.78
Granted	323,000	$46.43
Vested	(5,000)	$37.92
Change in units based on approved performance factors	188,000	$38.81
Forfeited	(29,000)	$38.55
Nonvested at December 31, 2019	1,245,000	$40.16

The total fair value of performance share units vested during 2019 was less than $1 million. No performance share units vested during 2018 or 2017. The weighted average grant date fair value per share of the performance share units granted in 2019, 2018 and 2017 was $46.43, $38.81 and $36.92, respectively.
Long-Term Incentive Plans – Deferred Compensation Stock Units
Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units and vest over three years.
The total fair value of deferred compensation stock units that vested during 2019, 2018 and 2017 was less than $1 million in each respective year. The weighted average grant date fair value per share of the deferred compensation stock units granted in 2018 and 2017 was $40.72 and $36.02, respectively. There were no deferred compensation stock units granted during 2019. As of December 31, 2019, there were 34,000 vested but unissued deferred compensation stock units valued at $1 million.
Compensation of Non-Employee Directors
U.S. Cellular issued 13,000, 18,000 and 15,000 Common Shares in 2019, 2018 and 2017, respectively, under its Non-Employee Director compensation plan.
Stock‑Based Compensation Expense
The following table summarizes stock‑based compensation expense recognized during 2019, 2018 and 2017:

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Stock option awards	$—	$2	$6
Restricted stock unit awards	22	21	19
Performance share unit awards	18	13	4
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation expense, before income taxes	41	37	30
Income tax benefit	(10)	(9)	(11)
Total stock-based compensation expense, net of income taxes	$31	$28	$19

The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2019	2018	2017
(Dollars in millions)
Selling, general and administrative expense	$36	$33	$27
System operations expense	5	4	3
Total stock-based compensation expense	$41	$37	$30

At December 31, 2019, unrecognized compensation cost for all U.S. Cellular stock‑based compensation awards was $29 million and is expected to be recognized over a weighted average period of 1.8 years.
U.S. Cellular’s tax benefits realized from the exercise of stock options and the vesting of other awards totaled $7 million in 2019.